COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2026
Capital commitments [abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES

In millions	March 31, 2026	December 31, 2025
Guarantees	$22.3	$21.5
Other commitments	356.3	319.5
Guarantees are primarily due to rental guarantees for owned retail stores and contribution guarantees for employee pension and life insurance plans.
Other commitments are primarily long-term endorsement contracts with several professional and non-professional sports leagues, particularly in the United States, and contracts with brand ambassadors.
There are no guarantees or contingencies given for the management of the Company, for the shareholders, or for the associated companies.
Ongoing litigation
The Company has extensive international operations and is involved in a number of legal proceedings, including product liability suits. Litigation is assessed on an ongoing basis by evaluating the probability of any potential financial impact. In management's opinion, we have adequate legal defenses, insurance coverage, or accrued liabilities with respect to such proceedings. We do not expect that any settlement would have a material adverse effect on the unaudited condensed consolidated interim statement of income and other comprehensive income or unaudited condensed consolidated interim statement of financial position.
Contingent asset
On March 20, 2026, the Supreme Court ruled that U.S. import tariffs imposed under the International Emergency Economic Powers Act (IEEPA) were unlawful. In April 2026, the Company submitted claims with U.S. Customs and Border Protection (CBP) to pursue refunds of import tariffs previously imposed and paid under the IEEPA.
Based on the Supreme Court ruling and related administrative developments in the CBP refund process, management assessed that recovery of such tariff refunds was probable as of March 31, 2026. However, the inflow of economic benefits was not virtually certain, as the refund claims were subject to CBP review and ongoing legal, regulatory, and administrative developments, and the ultimate outcome, timing, and amount of any recovery were uncertain. In May 2026, the Company received an immaterial amount of the claimed refunds from CBP. The remaining claims continue to be subject to such review and developments, and accordingly, the Company cannot practicably estimate the potential financial impact. As such, no receivable was recognized in the unaudited condensed consolidated interim financial statements for the three months ended March 31, 2026.